UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08558
Multi-Cap Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value

Auto Components — 2.2%

Lear Corp.(1)	50,958	$3,529,861

		$3,529,861

Biotechnology — 3.8%

Amylin Pharmaceuticals, Inc.(1)(2)	88,000	$1,663,200
Cephalon, Inc.(1)(2)	29,250	2,008,598
Genzyme Corp.(1)(2)	29,091	1,664,005
Gilead Sciences, Inc.(1)	20,000	952,200

		$6,288,003

Building Products — 2.1%

Lennox International, Inc.(2)	18,640	$786,608
Owens Corning, Inc.(1)(2)	109,872	2,585,288

		$3,371,896

Capital Markets — 5.4%

State Street Corp.(2)	109,500	$4,917,645
TD Ameritrade Holding Corp.(1)(2)	228,000	3,987,720

		$8,905,365

Chemicals — 0.9%

Celanese Corp., Class A	48,450	$1,511,155

		$1,511,155

Commercial Banks — 2.8%

Wells Fargo & Co.(2)	166,460	$4,551,016

		$4,551,016

Commercial Services & Supplies — 0.9%

Copart, Inc.(1)(2)	39,940	$1,425,059

		$1,425,059

Communications Equipment — 1.7%

Research In Motion, Ltd.(1)(2)	38,830	$2,752,270

		$2,752,270

Computers & Peripherals — 2.7%

Apple, Inc.(1)	21,300	$4,358,406

		$4,358,406

Consumer Finance — 1.4%

American Express Co.	60,177	$2,298,160

		$2,298,160

Diversified Financial Services — 1.7%

CIT Group, Inc.(1)	50,000	$1,821,500
Moody’s Corp.(2)	35,650	949,003

		$2,770,503

Electrical Equipment — 1.4%

Harbin Electric, Inc.(1)(2)	48,000	$908,640
Vestas Wind Systems A/S(1)	29,700	1,468,785

		$2,377,425

Electronic Equipment, Instruments & Components — 0.1%

Itron, Inc.(1)(2)	3,650	$244,368

		$244,368

Energy Equipment & Services — 0.8%

Nabors Industries, Ltd.(1)(2)	58,436	$1,287,929

		$1,287,929

Food & Staples Retailing — 2.2%

Shoppers Drug Mart Corp.(2)	87,750	$3,669,454

		$3,669,454

Food Products — 2.7%

H.J. Heinz Co.(2)	77,000	$3,534,300
Lancaster Colony Corp.(2)	15,150	871,731

		$4,406,031

Health Care Equipment & Supplies — 1.4%

Masimo Corp.(1)(2)	59,568	$1,649,438
NuVasive, Inc.(1)(2)	17,000	679,150

		$2,328,588

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services — 3.5%

CIGNA Corp.(2)	69,000	$2,363,940
Laboratory Corp. of America Holdings(1)(2)	11,420	837,200
Lincare Holdings, Inc.(1)(2)	40,000	1,606,400
Quest Diagnostics, Inc.(2)	16,450	933,538

		$5,741,078

Hotels, Restaurants & Leisure — 1.1%

Bally Technologies, Inc.(1)(2)	43,743	$1,811,398

		$1,811,398

Household Durables — 4.5%

Tempur-Pedic International, Inc.(1)(2)	141,100	$4,007,240
Whirlpool Corp.(2)	39,196	3,298,735

		$7,305,975

Household Products — 1.2%

Church & Dwight Co., Inc.(2)	29,530	$1,983,825

		$1,983,825

Insurance — 0.5%

Allied World Assurance Holdings, Ltd.	10,155	$468,146
Fairfax Financial Holdings, Ltd.	1,182	407,924

		$876,070

Internet Software & Services — 2.0%

AOL, Inc.(1)(2)	69,000	$1,709,820
Monster Worldwide, Inc.(1)(2)	113,500	1,583,325

		$3,293,145

IT Services — 5.9%

Accenture PLC, Class A	56,759	$2,268,657
Alliance Data Systems Corp.(1)(2)	70,710	3,920,163
MasterCard, Inc., Class A	15,630	3,506,903

		$9,695,723

Machinery — 0.2%

PACCAR, Inc.(2)	8,680	$306,838

		$306,838

Media — 4.4%

DIRECTV, Class A(1)(2)	106,881	$3,617,922
McGraw-Hill Cos., Inc. (The)(2)	104,210	3,563,982

		$7,181,904

Multiline Retail — 1.4%

Big Lots, Inc.(1)(2)	68,741	$2,302,823

		$2,302,823

Oil, Gas & Consumable Fuels — 7.5%

Alpha Natural Resources, Inc.(1)	35,249	$1,621,807
Apache Corp.	26,142	2,709,357
Arch Coal, Inc.(2)	74,000	1,664,260
Brigham Exploration Co.(1)(2)	38,163	626,636
Forest Oil Corp.(1)(2)	32,500	880,750
Heritage Oil PLC(1)	69,000	491,843
Newfield Exploration Co.(1)(2)	19,560	998,929
Nexen, Inc.	147,000	3,307,500

		$12,301,082

Pharmaceuticals — 5.3%

Biovail Corp.	126,154	$1,870,864
King Pharmaceuticals, Inc.(1)(2)	151,370	1,702,912
Perrigo Co.(2)	19,140	948,770
Pfizer, Inc.	134,000	2,351,700
Warner Chilcott PLC(1)(2)	67,000	1,823,740

		$8,697,986

Road & Rail — 0.5%

Kansas City Southern(1)(2)	25,000	$857,500

		$857,500

Semiconductors & Semiconductor Equipment — 3.6%

Atheros Communications, Inc.(1)(2)	49,990	$1,794,141
Tessera Technologies, Inc.(1)(2)	140,465	2,522,751
Veeco Instruments, Inc.(1)(2)	47,000	1,602,700

		$5,919,592

Software — 1.9%

Check Point Software Technologies, Ltd.(1)(2)	97,350	$3,173,610

		$3,173,610

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Specialty Retail — 2.9%

Advance Auto Parts, Inc.(2)	44,786	$1,827,269
Limited Brands, Inc.(2)	48,000	1,061,280
RadioShack Corp.(2)	97,000	1,897,320

		$4,785,869

Textiles, Apparel & Luxury Goods — 5.5%

Gildan Activewear, Inc.(1)(2)	205,350	$4,848,314
Hanesbrands, Inc.(1)(2)	163,236	4,232,709

		$9,081,023

Wireless Telecommunication Services — 9.6%

Crown Castle International Corp.(1)(2)	134,900	$5,099,220
Leap Wireless International, Inc.(1)(2)	56,000	799,120
NII Holdings, Inc.(1)(2)	165,933	6,209,213
Rogers Communications, Inc., Class B(2)	110,840	3,661,045

		$15,768,598

Total Common Stocks
(identified cost $127,540,469)		$157,159,528

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%

iShares Russell 2000 Index Fund	100	$6,280
SPDR S&P 500 ETF Trust	100	11,076

Total Investment Funds
(identified cost $13,076)		$17,356

Short-Term Investments — 30.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.19%(3)(4)	$46,981	$46,981,006
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	2,849	2,849,471

Total Short-Term Investments
(identified cost $49,830,477)		$49,830,477

Total Investments — 126.1%
(identified cost $177,384,022)		$207,007,361

Other Assets, Less Liabilities — (26.1)%		$(42,833,952)

Net Assets — 100.0%		$164,173,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2010.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended February 28, 2010 was $1,612 and $0, respectively.

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Unaffiliated investments, at value including $46,166,556 of securities on loan (identified cost, $127,553,545)	$157,176,884
Affiliated investments, at value (identified cost, $49,830,477)	49,830,477
Dividends receivable	194,121
Interest receivable from affiliated investment	1,358
Receivable for investments sold	4,931,389
Securities lending income receivable	5,944

Total assets	$212,140,173

Liabilities

Collateral for securities loaned	$46,981,006
Payable for investments purchased	844,656
Payable to affiliates:
Investment adviser fee	85,187
Accrued expenses	55,915

Total liabilities	$47,966,764

Net Assets applicable to investors’ interest in Portfolio	$164,173,409

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$134,550,070
Net unrealized appreciation	29,623,339

Total	$164,173,409

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $24,385)	$574,607
Securities lending income, net	73,462
Interest income allocated from affiliated investments	12,633
Expenses allocated from affiliated investments	(11,021)

Total investment income	$649,681

Expenses

Investment adviser fee	$556,370
Trustees’ fees and expenses	3,154
Custodian fee	70,135
Legal and accounting services	22,544
Miscellaneous	5,505

Total expenses	$657,708

Net investment loss	$(8,027)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$28,293,715
Investment transactions allocated from affiliated investments	10,558
Foreign currency transactions	(11,273)

Net realized gain	$28,293,000

Change in unrealized appreciation (depreciation) —
Investments	$(16,479,283)

Net change in unrealized appreciation (depreciation)	$(16,479,283)

Net realized and unrealized gain	$11,813,717

Net increase in net assets from operations	$11,805,690

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(8,027)	$905,124
Net realized gain (loss) from investment and foreign currency transactions	28,293,000	(120,837,622)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(16,479,283)	14,658,076

Net increase (decrease) in net assets from operations	$11,805,690	$(105,274,422)

Capital transactions —
Contributions	$14,533,613	$73,382,984
Withdrawals	(58,165,601)	(117,373,596)

Net decrease in net assets from capital transactions	$(43,631,988)	$(43,990,612)

Net decrease in net assets	$(31,826,298)	$(149,265,034)

Net Assets

At beginning of period	$195,999,707	$345,264,741

At end of period	$164,173,409	$195,999,707

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.74	%(1)	0.75%	0.70%	0.74%		0.75	%(2)	0.75	%(2)
Net investment income (loss)	(0.01	)%(1)	0.57%	0.79%	0.95	%(3)	0.15%		0.02%
Portfolio Turnover	115	%(4)	274%	206%	144%		208%		201%

Total Return	5.28	%(4)	(30.08)%	2.84%	37.91%		8.06%		23.55%

Net assets, end of period (000’s omitted)	$164,173		$196,000	$345,265	$178,064		$122,415		$122,884

(1)	Annualized.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(3)	Includes special dividends equal to 0.88% of average daily net assets.

(4)	Not annualized.

See notes to financial statements

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 91.4% and 1.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) or Boston Management and Research (BMR), a subsidiary of EVM. Cash Reserves Fund, Cash Collateral Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund, Cash Collateral Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund, Cash Collateral Fund and Cash Management may value their investment securities based on available market quotations provided by a third party pricing service.

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee totaled $566,137 of which $9,767 was allocated from Cash Management and $556,370 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio’s average daily net assets.

During the six months ended February 29, 2010, EVM reimbursed the Portfolio $5,358 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $192,928,756 and $234,130,084, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,116,959

Gross unrealized appreciation	$25,903,890
Gross unrealized depreciation	(2,013,488)

Net unrealized appreciation	$23,890,402

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $35,490 for the six months ended February 28, 2010. At February 28, 2010, the value of the securities loaned and the value of the collateral received amounted to $46,166,556 and $46,981,006, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$35,998,853	$—		$—	$35,998,853
Consumer Staples	10,059,311	—		—	10,059,311
Energy	13,097,168	491,843		—	13,589,011
Financials	19,401,114	—		—	19,401,114
Health Care	23,055,654	—		—	23,055,654
Industrials	6,869,933	1,468,785		—	8,338,718
Information Technology	29,437,114	—		—	29,437,114
Materials	1,511,155	—		—	1,511,155
Telecommunication Services	15,768,598	—		—	15,768,598

Total Common Stocks	$155,198,900	$1,960,628	*	$—	$157,159,528

Investment Funds	$17,356	$—		$—	$17,356
Short-Term Investments	—	49,830,477		—	49,830,477

Total Investments	$155,216,256	$51,791,105		$—	$207,007,361

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Multi-Cap Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Multi-Cap Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Multi-Cap Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

444-4/10	GFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 9, 2010

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	April 9, 2010